Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Issued capital [Member]	Additional paid-in capital [Member]	Treasury shares [Member]	Retained earnings [Member]	Re-measurement of defined benefit plans [Member]	Available-for-sale reserve [Member]	Foreign currency translation reserve [Member]	Total attributable to the equity holders of the parent [Member]	Non-controlling interests [Member]
Ending balance at Dec. 31, 2014	$ 219,931	$ 138	$ 110,608	$ (38)	$ 50,853	$ (327)	$ 672	$ (10,359)	$ 151,547	$ 68,384
Net income/(loss)	(9,111)				(7,694)				(7,694)	(1,417)
Other comprehensive gain / (loss)	(15,510)					(109)	277	(9,712)	(9,544)	(5,966)
Total comprehensive income/(loss) for the year, net of tax	(24,621)				(7,694)	(109)	277	(9,712)	(17,238)	(7,383)
Dividend paid	(2,035)									(2,035)
Ending balance at Dec. 31, 2015	193,275	138	110,608	(38)	43,159	(436)	949	(20,071)	134,309	58,966
Net income/(loss)	6,025				2,853				2,853	3,172
Other comprehensive gain / (loss)	(966)					1	(42)	(1,171)	(1,212)	246
Total comprehensive income/(loss) for the year, net of tax	5,059				2,853	1	(42)	(1,171)	1,641	3,418
Dividend paid	(1,159)									(1,159)
Ending balance at Dec. 31, 2016	197,175	138	110,608	(38)	46,012	(435)	907	(21,242)	135,950	61,225
Net income/(loss)	13,528				8,720				8,720	4,808
Other comprehensive gain / (loss)	15,448					(315)	(33)	10,620	10,272	5,176
Total comprehensive income/(loss) for the year, net of tax	28,976				8,720	(315)	(33)	10,620	18,992	9,984
Dividend paid	(3,325)				(1,382)				(1,382)	(1,943)
Effect from the changes in shareholding percentage in subsidiary			(232)						(232)	232
Ending balance at Dec. 31, 2017	$ 222,826	$ 138	$ 110,376	$ (38)	$ 53,350	$ (750)	$ 874	$ (10,622)	$ 153,328	$ 69,498